Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Security-related engineering services
Total	$ 182,164,539	$ 23,434,647	$ 163,690,966	$ 136,447,442
Security systems and products and installation [Member]
Security-related engineering services
Revenue	81,374,932		77,272,367	57,829,366
Security systems maintenance services [Member]
Security-related engineering services
Revenue	19,889,187		14,672,998	10,698,776
Equipment leasing [Member]
Security-related engineering services
Revenue	5,690,002		6,176,271	8,716,360
Total			6,176,271	8,716,360	$ 5,690,002
Security-Related Engineering Services [Member]
Security-related engineering services
Revenue	106,954,121		98,121,636	77,244,502
Total	106,954,121		98,121,636	77,244,502
Security guarding services [Member]
Security-related engineering services
Revenue	61,753,479		51,059,864	38,615,289
Screening services [Member]
Security-related engineering services
Revenue	9,756,409		10,465,751	16,755,336
Related vocational training services [Member]
Security-related engineering services
Revenue	3,700,530		4,043,715	3,832,315
Security Guarding and Screening Services [Member]
Security-related engineering services
Revenue	75,210,418		65,569,330	59,202,940
Total	75,210,418		65,569,330	59,202,940
Goods and services transferred at a point in time [Member]
Security-related engineering services
Revenue	81,374,932		73,343,945	44,353,052
Services rendered over time [Member]
Security-related engineering services
Revenue	25,579,189		24,777,691	32,891,450
Security-Related Engineering Services [Member]
Security-related engineering services
Revenue	106,954,121		98,121,636	77,244,502
Goods and services transferred at a point in time one [Member]
Security-related engineering services
Revenue
Services rendered over time one [Member]
Security-related engineering services
Revenue	75,210,418		65,569,330	59,202,940
Security Guarding and Screening Services [Member]
Security-related engineering services
Revenue	$ 75,210,418		$ 65,569,330	$ 59,202,940